Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2024 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

The information below is provided pursuant to the SEC pay versus performance disclosure requirements set forth in Item 402(v) of SEC Regulation S-K (the “Pay Versus Performance Rule”), which requires companies to disclose certain information about the relationship between performance and the compensation of named executive officers.

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year(a)	Summary Compensation Table Total our PEO($)(b)	Compensation Actually Paid to our PEO($)(c)	Average Summary Compensation Table Total for Other NEOs($)(d)	Average Compensation Actually Paid to Other NEOs($)(e)	Total Shareholder Return($)(f)	Peer Group Total Shareholder Return($)(g)	Net Income ($)(h)	Adjusted EBITDA ($M)(i)
2024	17,673,893	15,859,808	1,917,970	1,842,076	154.82	103.33	20,521,000	588

(1)
The dollar amounts in column (b) represent the compensation reported for Mr. Rousseau for each corresponding year in the “Total” column of the Summary Compensation Table for the relevant years.
(2)
The dollar amounts in columns (c) and (e) represent the amount of “Compensation Actually Paid” (otherwise known as CAP), as computed in accordance with SEC rules. Compensation Actually Paid does not represent cash or equity value realized or paid to our named executive officers (“NEOs”) but rather is a value calculated under applicable SEC rules. The following table details how Compensation Actually Paid is determined:

	2024
	Mr. Rousseau ($)	Average for Other NEO ($)
Summary Compensation Table (“SCT”) Total	17,673,893	1,917,970
Grant Date Fair Value of Stock Awards from SCT	(14,832,697)	(1,015,003)
Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	14,282,826	1,301,008
Change in Fair Value from Prior Year End of Outstanding and Unvested Awards Granted in Prior Years	(4,846,024)	361,900
Change in Fair Value from Prior Year End of Vested Awards Granted in Prior Years	3,581,810	—
Fair Value at Vesting Date of Vested Awards Granted in Current Year	—	—
Compensation Actually Paid	15,859,808	1,842,076

(3)
The dollar amounts in column (d) represent the average amounts of compensation reported for the other NEOs for each corresponding year in the “Total” column of the Summary Compensation Table for the relevant fiscal year. For 2024, the other NEOs were Jim Mattingly, Steven Reed, Bob Barnes, Mike McMaude and Lisa Nalley.
(4)
Our TSR in column (f) was determined based on the value of an initial fixed investment of $100, as of January 26, 2024, our registration date, including the reinvestment of any dividends.
(5)
The amounts shown in this column reflect the cumulative total shareholder return for each fiscal year in the table calculated in the manner prescribed by Item 201(e) of Regulation S-K and reflects the cumulative value of $100 if such amount were invested on January 26, 2024, our registration date, in the S&P 500 Health Care Services Select Industry Index.
(6)
EBITDA in column (i) represents the most important financial performance measure used to link Compensation Actually Paid to Company performance (the “Company Selected Measure” as defined in the Pay Versus Performance rules).

Relationship Between Compensation Actually Paid and our Total Shareholder Return

Long-term equity incentives represent a significant portion of our named executive officers’ total target compensation and our stock price performance, measured by TSR, is the key driver of Compensation Actually Paid. In 2024, our TSR on an absolute basis was high, 54.82%, while the TSR of our 2024 peer group was 3.33%. This shows how Compensation Actually Paid to our named executive officers and TSR are tightly linked.

Relationship Between Compensation Actually Paid and Net Income

Net Income is generally a key indicator of company profitability and can contribute to changes in our stock price, which, in turn, drives Compensation Actually Paid. There is no direct correlation between Net Income and Compensation Actually Paid 2024 as we do not use Net Income as a financial measure in our executive compensation program.

Relationship Between Compensation Actually Paid and Adjusted EBITDA

Adjusted EBITDAs is the financial measure that our Compensation Committee weighted the heaviest for the BHS STIC. Adjusted EBITDA is the most important financial metrics in determining Compensation Actually Paid TSR. Our strong performance led to above target or maximum bonus payouts in 2024, which, in turn, increased Compensation Actually Paid to our named executive officers.

Other Relevant Financial Performance Measures

For 2024, the following list represented the most important financial performance measures we used to link Compensation Actually Paid with our financial performance:

Adjusted EBITDA
Operating Unit EBITDA
Net Revenue

Named Executive Officers, Footnote
(3)
The dollar amounts in column (d) represent the average amounts of compensation reported for the other NEOs for each corresponding year in the “Total” column of the Summary Compensation Table for the relevant fiscal year. For 2024, the other NEOs were Jim Mattingly, Steven Reed, Bob Barnes, Mike McMaude and Lisa Nalley.

Peer Group Issuers, Footnote
(5)
The amounts shown in this column reflect the cumulative total shareholder return for each fiscal year in the table calculated in the manner prescribed by Item 201(e) of Regulation S-K and reflects the cumulative value of $100 if such amount were invested on January 26, 2024, our registration date, in the S&P 500 Health Care Services Select Industry Index.

PEO Total Compensation Amount	$ 17,673,893
PEO Actually Paid Compensation Amount	$ 15,859,808
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts in columns (c) and (e) represent the amount of “Compensation Actually Paid” (otherwise known as CAP), as computed in accordance with SEC rules. Compensation Actually Paid does not represent cash or equity value realized or paid to our named executive officers (“NEOs”) but rather is a value calculated under applicable SEC rules. The following table details how Compensation Actually Paid is determined:

	2024
	Mr. Rousseau ($)	Average for Other NEO ($)
Summary Compensation Table (“SCT”) Total	17,673,893	1,917,970
Grant Date Fair Value of Stock Awards from SCT	(14,832,697)	(1,015,003)
Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	14,282,826	1,301,008
Change in Fair Value from Prior Year End of Outstanding and Unvested Awards Granted in Prior Years	(4,846,024)	361,900
Change in Fair Value from Prior Year End of Vested Awards Granted in Prior Years	3,581,810	—
Fair Value at Vesting Date of Vested Awards Granted in Current Year	—	—
Compensation Actually Paid	15,859,808	1,842,076

Non-PEO NEO Average Total Compensation Amount	$ 1,917,970
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,842,076
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts in columns (c) and (e) represent the amount of “Compensation Actually Paid” (otherwise known as CAP), as computed in accordance with SEC rules. Compensation Actually Paid does not represent cash or equity value realized or paid to our named executive officers (“NEOs”) but rather is a value calculated under applicable SEC rules. The following table details how Compensation Actually Paid is determined:

	2024
	Mr. Rousseau ($)	Average for Other NEO ($)
Summary Compensation Table (“SCT”) Total	17,673,893	1,917,970
Grant Date Fair Value of Stock Awards from SCT	(14,832,697)	(1,015,003)
Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	14,282,826	1,301,008
Change in Fair Value from Prior Year End of Outstanding and Unvested Awards Granted in Prior Years	(4,846,024)	361,900
Change in Fair Value from Prior Year End of Vested Awards Granted in Prior Years	3,581,810	—
Fair Value at Vesting Date of Vested Awards Granted in Current Year	—	—
Compensation Actually Paid	15,859,808	1,842,076

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and our Total Shareholder Return

Long-term equity incentives represent a significant portion of our named executive officers’ total target compensation and our stock price performance, measured by TSR, is the key driver of Compensation Actually Paid. In 2024, our TSR on an absolute basis was high, 54.82%, while the TSR of our 2024 peer group was 3.33%. This shows how Compensation Actually Paid to our named executive officers and TSR are tightly linked.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid and Net Income

Net Income is generally a key indicator of company profitability and can contribute to changes in our stock price, which, in turn, drives Compensation Actually Paid. There is no direct correlation between Net Income and Compensation Actually Paid 2024 as we do not use Net Income as a financial measure in our executive compensation program.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between Compensation Actually Paid and Adjusted EBITDA

Adjusted EBITDAs is the financial measure that our Compensation Committee weighted the heaviest for the BHS STIC. Adjusted EBITDA is the most important financial metrics in determining Compensation Actually Paid TSR. Our strong performance led to above target or maximum bonus payouts in 2024, which, in turn, increased Compensation Actually Paid to our named executive officers.

Tabular List, Table

For 2024, the following list represented the most important financial performance measures we used to link Compensation Actually Paid with our financial performance:

Adjusted EBITDA
Operating Unit EBITDA
Net Revenue

Total Shareholder Return Amount	$ 154.82
Peer Group Total Shareholder Return Amount	103.33
Net Income (Loss)	$ 20,521,000
PEO Name	Mr. Rousseau
Adjusted EBITDA	$ 588,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Unit EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Net Revenue
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (14,832,697)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,282,826
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,846,024)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,581,810
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,015,003)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,301,008
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	361,900
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0